Income Taxes	6 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income taxes

Note 11 – Income taxes

(a)	Corporate income tax

Color Star

Under the current laws of the Cayman Islands, Color Star is not subject to tax on income or capital gains. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

CACM

CACM is organized in the New York State in the United States. CACM had no taxable income for the U.S. income tax purposes for the six months ended December 31, 2021 and 2020. The applicable tax rate is 21.0% for federal and 7.1% for New York State with an effective tax rate of 26.6%.

Color China and Modern Pleasure

Color China and Modern Pleasure are organized in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong Profits Tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, Color China is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Loss before provision for income taxes consisted of:

	For the six months ended December 31, 2021	For the six months ended December 31, 2020
	(Unaudited)	(Unaudited)
Cayman	$(182,935)	$(3,642,271)
United States	(357,382)	(386,621)
Hong Kong	-	(944,722)
	$(540,317)	$(4,973,614)

Significant components of deferred tax assets were as follows:

	December 31, 2021	June 30, 2021
	(Unaudited)
Deferred tax assets
Net operating loss carryforward in the U.S.	373,237	278,531
Net operating loss carryforward in Hong Kong	95,253	95,253
Valuation allowance	(468,490)	(373,784)
Total net deferred tax assets	$-	$-

As of December 31, 2021 and June 30, 2021, CACM’s net operating loss carry forward for the U.S. income taxes was approximately $1.3 million and $0.9 million, receptively. The net operating loss carry forwards are available to reduce future years’ taxable income for unlimited years but limited to 80% use per year. Management believes that the realization of the benefits from these losses appears uncertain due to the Company’s operating history and continued losses in the U.S. If the Company is unable to generate taxable income in its United States operations, it is more likely than not that it will not have sufficient income to utilize its deferred tax assets. Accordingly, the Company has provided a 100% valuation allowance on its net deferred tax assets of approximately $373,000 and $279,000 related to its U.S. operations as of December 31, 2021 and June 30, 2021, respectively.

As of December 31, 2021 and June 30, 2021, Color China and Modern Pleasure’s net operating loss carry forward for the Hong Kong income taxes was approximately $0.6 million and $0.6 million, receptively. The net operating loss carry forwards are available to reduce future years’ taxable income for unlimited years. Management believes that the realization of the benefits from these losses appears uncertain due to the Company’s operating history and continued losses in Hong Kong. If the Company is unable to generate taxable income in its Hong Kong operations, it is more likely than not that it will not have sufficient income to utilize its deferred tax assets. Accordingly, the Company has provided a 100% valuation allowance on its net deferred tax assets of approximately $95,000 and $95,000 related to its Hong Kong operations as of December 31, 2021 and June 30, 2021, respectively.

Changes in the valuation allowance for deferred tax assets increased by $94,706 from $373,784 on June 30, 2021 to $468,490 on December 31, 2021. Changes in the valuation allowance for deferred tax assets increased by $239,269 from $134,515 on June 30, 2020 to $373,784 on June 30, 2021.

(b)	Uncertain tax positions

There were no uncertain tax positions as of December 31, 2021 and June 30, 2021, and management does not anticipate any potential future adjustments which would result in a material change to its tax positions. For the six months ended December 31, 2021 and 2020, the Company did not incur any tax related interest or penalties.